LOAN RECEIVABLE	12 Months Ended
Dec. 31, 2019
LOAN RECEIVABLE
LOAN RECEIVABLE

6.      TRADE AND OTHER RECEIVABLES

	December 31,	December 31,
	2019	2018
Current
Trade receivables	$4,605	$2,939
Value added tax receivable	4,894	5,473
PIS / COFINS - Brazil (a)	10,889	—
Judicial deposits - Brazil (b)	389	—
Other	979	475
	21,756	8,887
Non-Current
PIS / COFINS - Brazil (a)	8,988	—
Income taxes recoverable - Brazil (c)	1,152	—
Other	15	—
	$10,155	$—

(a)    PIS/COFINS

The PIS (Program of Social Integration) and COFINS (Contribution for the Financing of Social Security) are Brazil federal input taxes that all companies in the private sector are subject to.  The PIS is a mandatory employer contribution to an employee savings initiative and COFINS is a contribution to finance the social security system.  Companies are required to calculate and remit PIS and COFINS based on gross revenues on a monthly basis.  The Company’s Brazilian gold sales are zero-rated for PIS/COFINS purposes, however the current legislation allows for input tax credits to offset the amounts due by applying rates of 1.65% for PIS and 7.65% for COFINS, respectively, to some of the purchases in Brazil.  As such, the Company has PIS/COFINS credits recorded as receivables.

The Company continues to pursue the refund of its PIS/COFINS receivables.  To the extent the Company is unable to receive refunds for all of its PIS/COFINS assets, the Company expects that PIS/COFINS assets will be recovered through the Company generating future Brazilian federal tax liabilities, which can be offset against the Company’s PIS/COFINS assets if the Company elects to do so.  The current portion relates to the recovery expected in 2020.

In January 2019, Beadell received a refund of $10,300  (BRL 37,900). In October 2019, the Company received an additional refund of $3,125 (BRL 13,000).

(b)    Judicial deposits - Brazil

As a result of the Acquisition, the Company has various litigation claims for numerous governmental assessments related to indirect taxes, and labour disputes associated with former employees and contract labour in Brazil (note 21(b)(iv)).

Customary local regulations typically require judicial deposits.  In connection with these claims, the Company has made judicial deposits totaling $1,243 to prevent the addition of any fines or penalties, pending the outcome of a Federal Supreme Court decision.  Of the $1,243,  $389 were related to indirect tax matters and $854 were related to labour matters.  A provision of $854 was recognized for the labour matters (note 21(b)(iv)); as such, this amount was netted against the judicial deposit.

(c)    Income taxes recoverable – Brazil

In Brazil, if there are income taxes payable and social contribution on net profits (“CSLL”) payable, companies are required to remit the balances owing to the tax authorities on a monthly basis.  During 2017, the Company paid $785 of income taxes and CSLL, and in the third quarter of 2019, the Company paid $367 of income taxes and CSLL.  However, at each of the respective fiscal year ends, upon the filing of the tax returns, it was subsequently determined that the Company was in a taxable loss position.  Therefore, a total of $1,152 is recoverable from the tax authorities.  As the Company is not expecting to receive the refunds within one year, this balance has been classified as non-current.